Inventories, Net (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Inventory, Net [Abstract]
Raw material	$ 24,329	$ 55,029
Work in process	310,672	135,341
Goods in transit	1,058,677	1,044,733
Inventories provision	(61,913)	(18,058)
Total inventories	$ 1,331,765	$ 1,217,045